Jointly Owned Plants	12 Months Ended
Dec. 31, 2011
Jointly Owned Plants Disclosure [Abstract]
Jointly Owned Plants
Jointly Owned Plants

Certain NRG subsidiaries own undivided interests in jointly-owned plants, as described below. These plants are maintained and operated pursuant to their joint ownership participation and operating agreements. NRG is responsible for its subsidiaries' share of operating costs and direct expenses and includes its proportionate share of the facilities and related revenues and direct expenses in these jointly-owned plants in the corresponding balance sheet and income statement captions of the Company's consolidated financial statements.

The following table summarizes NRG's proportionate ownership interest in the Company's jointly-owned facilities:

As of December 31, 2011	Ownership Interest	Property, Plant & Equipment	Accumulated Depreciation	Construction in Progress
	(In millions unless otherwise stated)
South Texas Project Units 1 and 2, Bay City, TX	44.00%	$3,101	$(980)	$9
Big Cajun II Unit 3, New Roads, LA	58.00%	175	(75)	10
Cedar Bayou Unit 4, Baytown, TX	50.00%	213	(27)	1
Keystone, Shelocta, PA	3.70%	90	(27)	1
Conemaugh, New Florence, PA	3.72%	79	(30)	3